Benefit Plans (Estimated Future Benefit Payments for Postretirement Health Plans) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
U.S. Plans - Postretirement [Member]
Defined Benefit Plan, Expected Future Benefit Payments, Fiscal Year Maturity [Abstract]
2013	$ 5
2014	5
2015	6
2016	6
2017	6
2018-2022	33
Non-U.S. Plans - Postretirement [Member]
Defined Benefit Plan, Expected Future Benefit Payments, Fiscal Year Maturity [Abstract]
2013	6
2014	5
2015	5
2016	5
2017	5
2018-2022	$ 28